Property, Plant and Equipment, Net - Net Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Land and land improvements [Member]	Dec. 31, 2012 Land and land improvements [Member]	Jun. 30, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Jun. 30, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Jun. 30, 2013 Construction-in-progress [Member]	Dec. 31, 2012 Construction-in-progress [Member]	Jun. 30, 2013 Furniture and fixtures [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Land and land improvements [Member]	Dec. 31, 2011 Successor [Member] Land and land improvements [Member]	Dec. 31, 2012 Successor [Member] Buildings [Member]	Dec. 31, 2011 Successor [Member] Buildings [Member]	Dec. 31, 2012 Successor [Member] Machinery and equipment [Member]	Dec. 31, 2011 Successor [Member] Machinery and equipment [Member]	Dec. 31, 2012 Successor [Member] Construction-in-progress [Member]	Dec. 31, 2011 Successor [Member] Construction-in-progress [Member]	Dec. 31, 2012 Successor [Member] Furniture and fixtures [Member]	Dec. 31, 2011 Successor [Member] Furniture and fixtures [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 1,563	$ 1,598	$ 80	$ 80	$ 190	$ 194	$ 1,136	$ 1,158	$ 130	$ 153	$ 21	$ 7	$ 6	$ 6	$ 1,598	$ 557	$ 80	$ 51	$ 194	$ 45	$ 1,158	$ 405	$ 153	$ 49	$ 7	$ 4	$ 6	$ 3
Less accumulated depreciation and amortization	(254)	(175)													(175)	(53)
Net	$ 1,309	$ 1,423													$ 1,423	$ 504